Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Schedule of Financial Instrument Risk

	Number of Gold Notes	Amount
Balance of Gold Notes as at December 31, 2023	58,617,464	$63,310
Principal repayments ⁽¹⁾	(14,777,512)	(14,778)
Change in fair value through profit and loss (Note 21)	—	20,275
Change in fair value through other comprehensive income due to changes in credit risk	—	(1,862)
Balance of Gold Notes as at December 31, 2024	43,839,952	$66,945
Principal repayments ⁽¹⁾	(16,132,117)	(16,132)
Change in fair value through profit and loss (Note 21)	—	24,093
Change in fair value through other comprehensive income due to changes in credit risk	—	1,291
Balance of Gold Notes as at December 31, 2025	27,707,835	76,197
Less: current portion	(16,255,263)	(47,684)
Non-current portion as at December 31, 2025	11,452,572	$28,513
(1)During the year ended December 31, 2025, the Company also paid $25.6 million in interest and premium payments (December 31, 2024 - $13.9 million).

	Number of Debentures	Amount
As at December 31, 2023	18,000	$13,913
Change in fair value through profit and loss (Note 21)	—	(565)
Change in FVOCI due to changes in credit risk	—	(103)
Conversion of convertible debenture	(16,200)	(11,920)
Repayment of convertible debenture	(1,800)	(1,325)
As at December 31, 2024	—	$—
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Gold Notes (Note 11c)	$—	$76,197	$—	$66,945
Warrant liabilities (Note 14c)	—	—	8,886	—
DSU and PSU liabilities (Note 14e,f)	28,903	13,139	1,692	3,750
Senior Notes embedded derivative (Note 11b)	—	11,080	—	3,575
Investment in McFarlane (Note 8a)	6,580	—	—	—
Investment in Denarius (Note 8b)	8,195	13,240	5,050	7,579

Schedule of Financial Instrument Risks	The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Gold Notes (Note 11c)	$—	$76,197	$—	$66,945
Warrant liabilities (Note 14c)	—	—	8,886	—
DSU and PSU liabilities (Note 14e,f)	28,903	13,139	1,692	3,750
Senior Notes embedded derivative (Note 11b)	—	11,080	—	3,575
Investment in McFarlane (Note 8a)	6,580	—	—	—
Investment in Denarius (Note 8b)	8,195	13,240	5,050	7,579

Schedule of Credit Risk

	December 31, 2025	December 31, 2024
VAT receivable	$63,495	$42,013
Tax recoverable	4,013	1,928
Trade receivables	8,964	2,535
Other, net of allowance for doubtful accounts	324	756
Total	$76,796	$47,232

Schedule of Liquidity Risk
Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce are as follows:

	2026	2027	Total
Gold ounces	11,611	8,180	19,791
Principal repayments	$16,255	$11,453	$27,708
In addition to other commitments already disclosed, the Company’s undiscounted commitments including interest and premiums at December 31, 2025 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade, tax and other payables	$232,042	$—	$—	$—	$232,042
Reclamation and closure costs	712	2,174	—	56,250	59,136
Lease payments	2,269	3,110	1,198	1,387	7,964
Gold Notes	53,213	38,051	—	—	91,264
Senior unsecured notes	36,000	558,000	—	—	594,000
Other contractual commitments ⁽¹⁾	12,515	—	—	—	12,515
Total	$336,751	$601,335	$1,198	$57,637	$996,921
(1)Includes binding commitments for capital and operating purchase obligations that the Company has entered into as at December 31, 2025.

Schedule of Foreign Currency Risk
The following table summarizes the Company’s net financial assets and liabilities denominated in Canadian dollars, Colombian pesos and Guyanese dollar (in US dollar equivalents) as of December 31, 2025 and December 31, 2024, as well as the effect on earnings and other comprehensive earnings of a 10% appreciation or depreciation in the foreign currencies against the US dollar on the financial and non-financial assets and liabilities of the Company, if all other variables remain constant:

	December 31, 2025	Impact of a 10% Change	December 31, 2024	Impact of a 10% Change
Canadian dollar (C$)	29,676	2,699	5,586	509
Colombian peso (COP)	91,727	8,339	14,686	1,336
Guyanese dollar (GYD)	1,008	91	23	2